Loans - Schedule of Net Interest Income After Provision for Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Net Interest Expense Income [abstract]
Interest income	[1]	$ 52,185	$ 45,019	[2]
Interest expense		38,490	32,194	[2]
Net interest income		13,695	12,825
Provision for credit losses		2,001	2,010	[2]
Net interest income after provision for credit losses		$ 11,694	$ 10,815

[1]	Interest income included $48.5 billion for the year ended October 31, 2024 (2023: $42.5 billion) calculated based on the effective interest rate method.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.